Stockholders' Deficit - Black-Scholes Pricing Model Assumptions Used to Calculate Fair Market Value of Conversion Feature of Notes (Details)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 13, 2007	Dec. 31, 2010	Aug. 21, 2007	Sep. 30, 2014	Dec. 31, 2013	Mar. 28, 2012	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Annual dividend yield	0.00%	0.00%	0.00%
Expected life (years)	5 years	3 years
Risk-free interest rate	4.94%	1.10%	4.05%
Expected volatility	113.00%	112.60%	118.00%	234.68%
Convertible Notes Payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Annual dividend yield
Expected life (years)					0 days	1 year	2 months 27 days
Risk-free interest rate					0.01%	0.19%	0.16%
Expected volatility					159.00%	119.00%	77.00%